INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 1,961,777	$ 2,444,009
Accounts receivable, net	531,522	699,555
Inventories	1,618,264	1,488,681
Prepaid expenses and other assets, net	23,015	107,444
Due from a related party	2,073,362	1,615,217
Total current assets	6,225,857	6,397,875
Non-current assets
Retention receivables	47,946	69,489
Deferred tax asset, net	0	0
Property and equipment, net	68,444	71,245
Goodwill	332,040	332,040
Total non-current assets	448,430	472,774
TOTAL ASSETS	6,674,287	6,870,649
Current liabilities
Notes payable	0	92,112
Accounts payable	0	17,442
Other payables and accrued liabilities	69,387	142,426
Due to related parties	15,334	39,341
Warrant liability	312,320	312,320
Dividend payable	6,312	6,312
Income tax payable	112,885	387,319
Bank borrowing	50,565	52,292
Total current liabilities	1,974,657	2,100,685
TOTAL LIABILITIES	1,974,657	2,100,685
Commitments and contingencies
EQUITY
Common stock ($0.001 par value; authorized 200,000,000 shares; 10,707,150 shares issued and outstanding as of March 31, 2022 and 10,607,150 shares issued and outstanding as of December 31, 2021, respectively)	10,707	10,607
Preferred stock ($0.001 par value; authorized 10,000,000 shares; Series A Preferred Stock, 2,000,000 authorized, 80,000 shares issued and outstanding as of March 31, 2022 and December 31, 2021)	80	80
Additional paid-in capital	15,078,760	14,472,705
(Accumulated losses) Retained earnings	(10,724,273)	(9,918,553)
Accumulated other comprehensive loss	143,137	13,906
TOTAL NOCERA, INC.’S STOCKHOLDERS’ EQUITY	4,699,630	4,769,964
Non-controlling interests	0	0
TOTAL STOCKHOLDER EQUITY	4,699,630	4,769,964
TOTAL LIABILITIES AND STOCKHOLDER EQUITY	$ 6,674,287	$ 6,870,649